Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Common stock [member]	Additional paid-in capital [member]	Other equity reserves and subordinated notes [member]	Retained earnings [member]	Total controlling interest [member]	Non-controlling interests [member]
Balance as of at Dec. 31, 2021	$ 10,271	$ 318	$ 7,492	$ (1,371)	$ 3,388	$ 9,827	$ 444
Net income for the period	885				858	858	27
Other comprehensive income (loss) for the period	(93)			(30)		(30)	(63)
Total of other comprehensive income (loss) for the period	792			(30)	858	828	(36)
Own shares purchased under share repurchase program	(111)			(111)		(111)
Shares in trust for future deliveries under share-based compensation	(36)			(36)		(36)
Share-based compensation	47			47		47
Coupons accrued on subordinated notes	(54)			(54)		(54)
Balance as of at Dec. 31, 2022	10,909	318	7,492	(1,555)	4,246	10,501	408
Net income for the period	199				182	182	17
Other comprehensive income (loss) for the period	207			193		193	14
Total of other comprehensive income (loss) for the period	406			193	182	375	31
Cancellation of own shares by shareholders' resolution			(111)	111
Shares in trust for future deliveries under share-based compensation	(45)			(45)		(45)
Issuance of subordinated notes	992			992		992
Changes in non-controlling interest	(87)						(87)
Share-based compensation	61			61		61
Coupons accrued on subordinated notes	(120)			(120)		(120)
Balance as of at Dec. 31, 2023	12,116	318	7,381	(363)	4,428	11,764	352
Net income for the period	960				939	939	21
Other comprehensive income (loss) for the period	(319)			(267)		(267)	(52)
Total of other comprehensive income (loss) for the period	641			(267)	939	672	(31)
Dividends declared	(120)				(120)	(120)
Shares in trust for future deliveries under share-based compensation	(52)			(52)		(52)
Changes in non-controlling interest	(20)						(20)
Share-based compensation	55			55		55
Coupons accrued on subordinated notes	(143)			(143)		(143)
Balance as of at Dec. 31, 2024	$ 12,477	$ 318	$ 7,381	$ (770)	$ 5,247	$ 12,176	$ 301